Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
the following tables set forth certain information concerning the compensation of our Principal Executive Officers (our former and current Chief Executive Officers, each a “PEO”) and the other named executive officers
(“Non-PEO
NEOs”) for 2025, 2024, 2023, 2022, and 2021 and our financial performance for each such fiscal year. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO (Morrison) (1) ($)	Compensation Actually Paid to PEO (Morrison) (2) ($)	Summary Compensation Table Total for PEO (Skipworth) (1) ($)	Compensation Actually Paid to PEO (Skipworth) (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (Thousands)	Adjusted EBITDA (7) ($) (Thousands)
							Wingstop Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)

2025	—	—	35,288,595	33,375,314	2,211,684	2,095,432	192.62	149.48	174,267	244,238

2024	—	—	9,251,565	16,355,596	2,290,129	3,823,087	213.67	172.03	108,717	212,061

2023	—	—	6,845,715	24,717,377	1,767,586	5,280,246	191.60	134.89	70,175	146,484

2022	2,862,540	(20,441,243)	4,117,063	6,534,815	1,647,332	1,082,606	102.32	100.90	52,947	108,808

2021	5,042,788	14,978,630	—	—	1,771,817	2,693,223	123.40	114.36	42,658	88,393

(1)
Reflects compensation amounts reported for our former
PEO, Mr. Morrison
, and our current PEO,
Mr. Skipworth
, in the Summary Compensation Table for the respective years shown. Mr. Morrison served as PEO until March 13, 2022, at which time Mr. Skipworth became PEO. Mr. Skipworth was a
Non-PEO
NEO in each of 2021 and 2020.

(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with SEC rules (“Compensation Actually Paid”), to Mr. Morrison in each of 2022 and 2021 and to Mr. Skipworth in 2025, 2024, 2023, and 2022. The dollar amounts represent the Summary Compensation Table total value for the period shown, as adjusted for equity awards as set forth in the reconciliation table below. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For Mr. Morrison, amounts for 2022 include the forfeiture of outstanding stock awards upon Mr. Morrison’s departure from the Company.

Year	Mr. Skipworth
2025 ($)

Summary Compensation Table Total	35,288,595

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(32,590,697)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	32,291,291

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,081,101)

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	467,226

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—

Compensation Actually Paid to PEO	33,375,314

Equity Valuations: The unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For the change in fair value of stock options, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) determined as of the applicable measuring date.

(3)
Reflects compensation amounts reported for our
Non-PEO
NEOs in the Summary Compensation Table for 2025, 2024, 2023, 2022, and 2021. The
Non-PEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021 were as follows:

•	2025: Messrs. Kaleida, Kapoor, and Upshaw and Ms. Carona

•	2024: Messrs. Kaleida, Upshaw, and McGrath and Ms. Carona

•	2023: Messrs. Kaleida, Upshaw, and Kapoor and Ms. Carona

•	2022: Messrs. Kaleida, Upshaw, and McGrath and Mses. Carona and Peterson

•	2021: Messrs. Skipworth, Kaleida, Upshaw, and Boudet and Ms. Peterson

(4)
Reflects the amount of Compensation Actually Paid to the
Non-PEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021. The dollar amounts represent the average of the Summary Compensation Table total value for the
Non-PEO
NEOs for the period shown, as adjusted for equity awards as set forth in the reconciliation table below, using the same equity valuation methodologies described above in Note 2 above. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year.

Year	2025 ($)

Summary Compensation Table Total	2,211,684

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(1,180,186)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,391,319

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(350,174)

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	22,789

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—

Compensation Actually Paid to Non-PEO NEOs	2,095,432

(5)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 24, 2020 and ending on December 25, 2021, December 31, 2022, December 30, 2023, December 28, 2024, and December 27, 2025, respectively (which are the Company’s fiscal year ends for each of the respective fiscal years), calculated in accordance with Item 201(e) of Regulation
S-K.

(6)	The Peer Group represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(7)
We determined Adjusted EBITDA to be the “company-selected measure”. We define Adjusted EBITDA as net income before interest expense, net, income tax expense (benefit), and depreciation and amortization, with further adjustments for losses on debt extinguishment and financing transactions, transaction costs, costs and fees associated with investments in our strategic initiatives, system implementation costs, and stock-based compensation expense. See Appendix I for a reconciliation of Adjusted EBITDA, a non-GAAP
financial measure, to net income as reported under GAAP.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Reflects compensation amounts reported for our
Non-PEO
NEOs in the Summary Compensation Table for 2025, 2024, 2023, 2022, and 2021. The
Non-PEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021 were as follows:

•	2025: Messrs. Kaleida, Kapoor, and Upshaw and Ms. Carona

•	2024: Messrs. Kaleida, Upshaw, and McGrath and Ms. Carona

•	2023: Messrs. Kaleida, Upshaw, and Kapoor and Ms. Carona

•	2022: Messrs. Kaleida, Upshaw, and McGrath and Mses. Carona and Peterson

•	2021: Messrs. Skipworth, Kaleida, Upshaw, and Boudet and Ms. Peterson

Peer Group Issuers, Footnote	The Peer Group represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with SEC rules (“Compensation Actually Paid”), to Mr. Morrison in each of 2022 and 2021 and to Mr. Skipworth in 2025, 2024, 2023, and 2022. The dollar amounts represent the Summary Compensation Table total value for the period shown, as adjusted for equity awards as set forth in the reconciliation table below. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For Mr. Morrison, amounts for 2022 include the forfeiture of outstanding stock awards upon Mr. Morrison’s departure from the Company.

Year	Mr. Skipworth
2025 ($)

Summary Compensation Table Total	35,288,595

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(32,590,697)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	32,291,291

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,081,101)

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	467,226

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—

Compensation Actually Paid to PEO	33,375,314

Equity Valuations: The unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For the change in fair value of stock options, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) determined as of the applicable measuring date.

Non-PEO NEO Average Total Compensation Amount	$ 2,211,684	$ 2,290,129	$ 1,767,586	$ 1,647,332	$ 1,771,817
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,095,432	3,823,087	5,280,246	1,082,606	2,693,223
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Reflects the amount of Compensation Actually Paid to the
Non-PEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021. The dollar amounts represent the average of the Summary Compensation Table total value for the
Non-PEO
NEOs for the period shown, as adjusted for equity awards as set forth in the reconciliation table below, using the same equity valuation methodologies described above in Note 2 above. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year.

Year	2025 ($)

Summary Compensation Table Total	2,211,684

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(1,180,186)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,391,319

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(350,174)

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	22,789

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—

Compensation Actually Paid to Non-PEO NEOs	2,095,432

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table identifies the most important financial performance measures used by our Compensation Committee to link the Compensation Actually Paid to our named executive officers in 2025 to company performance. The impact of each of these performance measures on our named executive officers’ compensation is discussed in “Compensation Discussion and Analysis” above.

Financial Performance Measures
Adjusted EBITDA
Return on Incremental Invested Capital

Total Shareholder Return Amount	$ 192.62	213.67	191.6	102.32	123.4
Peer Group Total Shareholder Return Amount	149.48	172.03	134.89	100.9	114.36
Net Income (Loss)	$ 174,267,000	$ 108,717,000	$ 70,175,000	$ 52,947,000	$ 42,658,000
Company Selected Measure Amount	244,238,000	212,061,000	146,484,000	108,808,000	88,393,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the “company-selected measure”. We define Adjusted EBITDA as net income before interest expense, net, income tax expense (benefit), and depreciation and amortization, with further adjustments for losses on debt extinguishment and financing transactions, transaction costs, costs and fees associated with investments in our strategic initiatives, system implementation costs, and stock-based compensation expense. See Appendix I for a reconciliation of Adjusted EBITDA, a non-GAAP
	financial measure, to net income as reported under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Incremental Invested Capital
Mr. Morrison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 2,862,540	$ 5,042,788
PEO Actually Paid Compensation Amount	$ 0	0	0	(20,441,243)	14,978,630
PEO Name	Mr. Morrison
Mr. Skipworth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 35,288,595	9,251,565	6,845,715	4,117,063	0
PEO Actually Paid Compensation Amount	$ 33,375,314	$ 16,355,596	$ 24,717,377	$ 6,534,815	$ 0
PEO Name	Mr. Skipworth
PEO | Mr. Skipworth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,590,697)
PEO | Mr. Skipworth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,291,291
PEO | Mr. Skipworth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,081,101)
PEO | Mr. Skipworth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Skipworth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	467,226
PEO | Mr. Skipworth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,180,186)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,391,319
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,174)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,789
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0